Consolidated statements of cash flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit (loss)	$ (53,197)	$ 73,941
Adjustments for:
Depreciation and amortization	208,662	275,749
Deferred charges	(2,945)	(13,013)
Unrealized loss (gain) on derivatives	(42,892)	(55,048)
Share-based compensation	6,564	14,342
Loss on disposal of assets	1,072	1,869
Finance costs	96,133	98,622
Finance income	(10,835)	(29,760)
Share of earnings from equity-accounted investee	(36,476)	(45,360)
Other expense (income)	(13,891)	18,961
Other operating expense	23,921	2,732
Income tax expense (recovery)	13,666	61,077
Interest received	9,994	30,944
Income taxes paid	(4,374)	(18,589)
Dividends from equity-accounted investee	54,404	14,079
Other operating items	(192,917)	96,478
Net cash provided by operations	56,889	527,024
Investing activities
Additions to property, plant and equipment	(77,462)	(75,211)
Decrease (increase) in short-term investments	(24,985)	391,025
Decrease in long-term receivables, investments and other	907	120,913
Proceeds from sale of property, plant and equipment	511	679
Net cash provided by (used in) investing	(101,029)	437,406
Financing activities
Increase in long-term debt	397,539	0
Decrease in long-term debt	(400,000)	(500,000)
Interest paid	(65,547)	(72,484)
Proceeds from issuance of shares, stock option plan	5,375	81
Lease principal payments	(3,716)	(2,904)
Dividends paid	(31,638)	(31,613)
Net cash used in financing	(97,987)	(606,920)
Increase (decrease) in cash and cash equivalents, during the year	(142,127)	357,510
Exchange rate changes on foreign currency cash balances	(1,922)	(6,607)
Cash and cash equivalents, beginning of year	1,062,431	711,528
Cash and cash equivalents, end of year	918,382	1,062,431
Cash and cash equivalents is comprised of:
Cash	503,496	427,986
Cash equivalents	$ 414,886	$ 634,445